Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER DEVELOPING MARKETS FUND
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2018